Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables and Accrued Liabilities [Abstract]
Schedule of Trade Payables and Accrued Liabilities
	As of December 31,	As of December 31,
	2023	2022
Trade accounts payable and accrued liabilities	9,077	12,897
Government remittances	11,662	7,644
	20,739	20,541